GREAT-WEST FUNDS, INC.

Great-West Large Cap Growth Fund

Institutional Class Ticker: MXGSX

Investor Class Ticker: MXLGX

(the “Fund”)

Supplement dated June 4, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2021, as supplemented.

Effective immediately, Yves Raymond and David Chamberlain have been added as portfolio managers of the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the header “Fund Summary”, in the section entitled “Portfolio Managers” of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
Amundi US
Andrew Acheson	Managing Director, Director of Growth, U.S.	2013
Paul Cloonan, CFA	Senior Vice President	2013
Yves Raymond	Vice President	2021
David Chamberlain	Vice President	2021
JPMorgan
Giri Devulapally, CFA	Managing Director	2013
Holly Fleiss	Executive Director	2020
Larry H. Lee	Managing Director	2020
Joseph Wilson	Managing Director	2020

Under the “Amundi US” sub-section of the “Sub-Adviser” section of the Prospectus, the following paragraphs are hereby incorporated:

●	Mr. Raymond, Vice President, joined Amundi US in 1999 as an analyst.

●

Mr. Chamberlain, Vice President, joined Amundi US in 2018 as an analyst. Prior to joining Amundi US, Mr. Chamberlain was a senior analyst at Sapience Investments, LLC since 2016. Prior thereto, Mr. Chamberlain was an equity analyst at Wells Fargo Asset Management since 2013.

Under the “Other Accounts Managed” sub-section of the “Amundi Asset Management US, Inc.” section of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Andrew Acheson	1	$6,935	3	$3,998	39	$2,569	0	$0	0	$0	0	$0
Paul Cloonan, CFA	1	$6,935	3	$3,998	39	$2,569	0	$0	0	$0	0	$0
Yves Raymond*	1	$7,249	0	$0	1	$141	0	$0	0	$0	0	$0
David Chamberlain*	1	$7,249	0	$0	0	$0	0	$0	0	$0	0	$0

* The information is provided as of April 30, 2021

Under the “Ownership of Securities” sub-section of the “Amundi Asset Management US, Inc.” section of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

The portfolio managers did not own any shares of the Fund as of June 4, 2021.

Effective June 30, 2021, Paul Cloonan, CFA, will no longer serve as a portfolio manager of the Fund. As of June 30, 2021, all references to Mr. Cloonan in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 30, 2021, as supplemented.

Please keep this Supplement for future reference.